Restricted cash (Details) - USD ($) $ in Millions		Dec. 31, 2016	Sep. 30, 2016 [1]	Jun. 30, 2016 [1]	Mar. 31, 2016 [1]	Dec. 31, 2015
Restricted Cash [Line Items]
Total restricted cash		$ 75				$ 248
Long-term restricted cash (related to CIRR deposits and margin calls)		0	$ 32	$ 35	$ 35	198	[1]
Short-term restricted cash		75	$ 117	$ 96	$ 104	50	[1]
CIRR Deposits
Restricted Cash [Line Items]
Total restricted cash	[2]	0				71
Margin calls related to share forward agreements
Restricted Cash [Line Items]
Total restricted cash		70				170
Tax withholding deposits
Restricted Cash [Line Items]
Total restricted cash		$ 5				$ 7

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	CIRR deposits are cash deposited with commercial banks, which match Commercial Interest Reference Rate (“CIRR”) loans from Eksportfinans ASA, the Norwegian export credit agency. All of these amounts have been repaid or derecognized as at December 31, 2016 - see Note 23 "Long term debt" to the Consolidated Financial Statements included herein. The deposits were used to make repayments of the CIRR loans.